Reverse Recapitalization - Narrative (Details) $ in Thousands			12 Months Ended
	Nov. 05, 2021 USD ($) shares	Jul. 06, 2021 USD ($) shares	Dec. 31, 2021 USD ($) vote shares	Dec. 31, 2020 USD ($) shares		Dec. 31, 2019 shares	[1]
Business Acquisition [Line Items]
Redeemable convertible preferred stock issued (in shares)			0	190,477,000
Redeemable convertible preferred stock outstanding (in shares)			0	190,477,000	[1]	190,477,000
Common stock outstanding (in shares)	382,957,639
Recapitalization exchange ratio			3.1057
Stock options outstanding (in shares)			58,278,000	46,973,000
Shares reserved for issuance (in shares)			138,713,000	250,008,000
Sale of stock, consideration received on transaction | $		$ 270,000
Proceeds from the Reverse Recapitalization | $	$ 628,500		$ 628,489	$ 0
Funds held in KVSB's trust account | $	416,400		416,359
Funds held in KVSB's operating cash account | $	200		194
Proceeds from private placement | $	270,000		270,000
Amount paid to redeem public shares | $	12,200		$ 12,221
Reverse recapitalization costs incurred | $	$ 5,700
Common Stock
Business Acquisition [Line Items]
Conversion ratio (in shares)	1
Legacy Nextdoor
Business Acquisition [Line Items]
Common stock outstanding (in shares)	97,886,321
Common stock issued (in shares)	97,886,321
Stock options outstanding (in shares)	19,196,313
Legacy Nextdoor | Common Stock
Business Acquisition [Line Items]
Convertible preferred stock converted (in shares)	61,331,815
Legacy Nextdoor | Pixel Labs, Inc
Business Acquisition [Line Items]
Contingent equity consideration (in shares)	58,135
Legacy Nextdoor | Unvested RSUs
Business Acquisition [Line Items]
Unvested restricted stock units (RSUs)	866,687
Redeemable convertible preferred stock
Business Acquisition [Line Items]
Conversion of stock (in shares)	190,477,421
Conversion ratio (in shares)	1
Redeemable convertible preferred stock | Legacy Nextdoor
Business Acquisition [Line Items]
Redeemable convertible preferred stock issued (in shares)	61,331,815
Redeemable convertible preferred stock outstanding (in shares)	61,331,815
Class B Common Stock
Business Acquisition [Line Items]
Common stock outstanding (in shares)	304,003,976		304,701,000	103,777,000
Common stock issued (in shares)	304,003,976		304,701,000	103,777,000
Recapitalization exchange ratio			3.1057
Stock options outstanding (in shares)	59,616,898
Number of votes per share | vote			10
Class B Common Stock | KVSB
Business Acquisition [Line Items]
Conversion of stock (in shares)	5,000,000
Stock issued in reverse recapitalization (in shares)	7,347,249
Class B Common Stock | Pixel Labs, Inc
Business Acquisition [Line Items]
Shares reserved for issuance (in shares)	180,549
Class B Common Stock | Unvested RSUs
Business Acquisition [Line Items]
Unvested restricted stock units (RSUs)	2,691,577
Class B Common Stock | Share-based payment arrangement
Business Acquisition [Line Items]
Shares reserved for issuance (in shares)	62,308,475
Class B Common Stock | Legacy Nextdoor
Business Acquisition [Line Items]
Common stock outstanding (in shares)	36,554,506
Class A Common Stock
Business Acquisition [Line Items]
Common stock outstanding (in shares)	78,953,663		78,954,000	0
Common stock issued (in shares)	78,953,663		78,954,000	0
Conversion of stock (in shares)	113,526,555
Sale of stock, number of shares issued in transaction (in shares)		27,000,000
Number of votes per share | vote			1
Class A Common Stock | KVSB
Business Acquisition [Line Items]
Conversion of stock (in shares)	40,412,372
Stock redeemed during period (in shares)	1,222,040
Sale of stock, number of shares issued in transaction (in shares)		750,000
Class A Common Stock | Legacy Nextdoor
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		4,500,000
Class A Common Stock | Private Placement | KVSB
Business Acquisition [Line Items]
Conversion of stock (in shares)	1,132,688
Class A Common Stock | Chief Executive Officer And President
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		500,000
Class A Common Stock | Conversion of KVSB Class B Common Stock
Business Acquisition [Line Items]
Stock issued in reverse recapitalization (in shares)	7,347,249
Class A Common Stock | Conversion of KVSB Class K Common Stock
Business Acquisition [Line Items]
Stock issued in reverse recapitalization (in shares)	3,061,354
Common Class K | KVSB
Business Acquisition [Line Items]
Conversion of stock (in shares)	5,000,000
Stock issued in reverse recapitalization (in shares)	3,061,354

[1]	The shares of the Company’s common and redeemable convertible preferred stock prior to the Reverse Recapitalization (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of 3.1057 established in the Merger Agreement as described in Note 3.